Operating Segments and Geographic Information - Reconciliation of Total Reportable Segments' Revenues and EBITDA to Consolidated Revenues and Consolidated Income from Continuing Operations Before Taxes (Detail) - USD ($)
$ in Thousands
	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated Revenues	$ 597,244	$ 579,266	$ 585,755	$ 546,957	$ 608,910	$ 610,774	$ 600,891	$ 487,690	$ 2,309,222	$ 2,308,265	$ 2,069,193
Amortization of intangibles									(103,791)	(58,426)	(50,803)
Severance, restructuring, and acquisition integration costs	(13,600)	(14,100)	(4,900)	(14,600)	(22,000)	(9,200)	(38,200)	(1,400)	(47,170)	(70,827)	(14,888)
Depreciation expense									(46,600)	(43,700)	(43,600)
Purchase accounting effects related to acquisitions							(7,400)
Income from equity method investment									1,770	3,955	8,922
Consolidated operating income	$ 57,010	$ 34,502	$ 44,143	$ 4,898	$ 43,271	$ 58,011	$ 12,326	$ 49,511	140,553	163,119	201,262
Interest expense, net									(100,613)	(81,573)	(72,601)
Loss on debt extinguishment											(1,612)
Income from continuing operations before taxes									39,940	81,546	127,049
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated Revenues									2,360,583	2,320,219	2,084,490
Deferred revenue adjustments									(51,361)	(11,954)	(15,297)
Total Segment EBITDA									401,666	360,342	321,994
Amortization of intangibles									(103,791)	(58,426)	(50,803)
Deferred gross profit adjustments									(52,876)	(10,777)	(11,337)
Severance, restructuring, and acquisition integration costs									(47,170)	(70,827)	(14,888)
Depreciation expense									(46,551)	(43,736)	(43,648)
Purchase accounting effects related to acquisitions									(9,747)	(12,540)	(6,550)
Income from equity method investment									1,770	3,955	8,922
Gain on sale of assets											1,278
Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consolidated operating income									$ (2,748)	$ (4,872)	$ (3,706)